Consolidated Statement of Operations - (3-month, 6-month and 9-month figures unaudited) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Mar. 31, 2012	Jun. 30, 2012
Scenario, Previously Reported
General and administrative expenses	$ 52,453	$ 210,511	$ 275,299	$ 327,752	$ 374,128
Loss from operations	(74,485)	(327,597)	(375,919)	(450,404)	(416,894)
Net loss	(208,163)	(420,071)	(494,502)	(702,665)	(808,671)
Net loss attributable to common shareholders	(222,319)	(434,382)	(523,124)	(745,443)	(865,604)
Scenario, Adjustment
General and administrative expenses	4,400	32,200	32,200	36,600	36,600
Loss from operations	(4,400)	(32,200)	(32,200)	(36,600)	(36,600)
Net loss	(4,400)	(32,200)	(32,200)	(36,600)	(36,600)
Net loss attributable to common shareholders	(4,400)	(32,200)	(32,200)	(36,600)	(36,600)
Restated
General and administrative expenses	56,853	242,711	307,499	364,352	410,728
Loss from operations	(78,885)	(359,797)	(408,119)	(487,004)	(453,494)
Net loss	(212,563)	(452,271)	(526,702)	(739,265)	(845,271)
Net loss attributable to common shareholders	$ (226,719)	$ (466,582)	$ (555,324)	$ (782,043)	$ (902,204)